Interest and Finance Costs (Schedule of Interest and Finance Costs) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest expense, debt	$ 19,074	$ 18,929
Finance liabilities interest expense	3,217	3,420
Amortization of debt and finance liabilities issuance costs	1,253	1,293
Loan and other expenses	106	203
Interest expense and finance costs	$ 23,650	$ 23,845